PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 146,128	$ 147,617
Additions, net of disposals and assets reclassified as held for sale	5,555
Foreign currency translation	(3,458)
Disposals, property, plant and equipment	2,413
Depreciation expenses	$ (3,651)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		$ 66,351